[USAA EAGLE LOGO]     USAA INVESTMENT MANAGEMENT COMPANY
                      ----------------------------------------------------------
                      9800 Fredericksburg Road   San Antonio, Texas  78288


                                             August 1, 1997

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:    USAA State Tax-Free Trust
       1933 Act File No. 33-65572
       1940 Act File No. 811-7852


Dear Sir or Madam:

       Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the registrant's registration statement as filed on July 31, 1997, and the text of the most recent post-effective amendment to the registrant's registration statement has been filed electronically.


                                       Sincerely,



                                        /s/ Mark S. Howard
                                       --------------------------------------
                                       Mark S. Howard
                                       Executive Director
                                       Securities Counsel


cc:    Philip H. Newman, Esq.
       Alex M. Ciccone